Schedule of Loans from Related Parties (Details) (Parenthetical) - USD ($)		12 Months Ended
	Apr. 12, 2019	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Number of shares issued during period, values		$ 100,000	$ 46,500
Notes Payable [Member] | Related Party 1 [Member]
Related Party Transaction [Line Items]
Number of shares issued during period, shares	5,900,000		3,476,495
Debt instrument, face amount	$ 350,000
Cancellation of common shares for long-term debt, shares	5,900,000
Debt instrument, interest rate	10.00%
Interest expense			$ 7,506
Accrued interest			18,982
Number of shares issued during period, values			280,108
Loss on loan settlement			$ 758,601
Notes Payable [Member] | Related Party 1 [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Shares issued, price per share			$ 0.31
Notes Payable [Member] | Related Party 1 [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Shares issued, price per share			$ 0.27
Notes Payable [Member] | Related Party 2 [Member]
Related Party Transaction [Line Items]
Short term notes payable		13,473
Notes Payable [Member] | Related Party 3 [Member]
Related Party Transaction [Line Items]
Loan payable		$ 50